October 1, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Corporate Income Fund, Inc.

 File Nos.: 033-62275/811-07353

 T. Rowe Price Credit Opportunities Fund, Inc.

  T. Rowe Price Credit Opportunities Fund–Advisor Class

 File Nos.: 333-194114/811-22939

 T. Rowe Price Floating Rate Fund, Inc.

  T. Rowe Price Floating Rate Fund–Advisor Class

 File Nos.: 333-174605/811-22557

 T. Rowe Price GNMA Fund

 File Nos.: 033-01041/811-4441

 T. Rowe Price High Yield Fund, Inc.

  T. Rowe Price High Yield Fund–Advisor Class

 File Nos.: 002-93707/811-4119

 T. Rowe Price Inflation Focused Bond Fund, Inc.

 File Nos.: 333-136805/811-21919

 T. Rowe Price Inflation Protected Bond Fund, Inc.

 File Nos.: 333-99241/811-21185

 T. Rowe Price Institutional Income Funds, Inc.

  T. Rowe Price Institutional Core Plus Fund

  T. Rowe Price Institutional Core Plus Fund–F Class

  T. Rowe Price Institutional Credit Opportunities Fund

  T. Rowe Price Institutional Floating Rate Fund

  T. Rowe Price Institutional Floating Rate Fund–F Class

  T. Rowe Price Institutional Global Multi-Sector Bond Fund

  T. Rowe Price Institutional High Yield Fund

  T. Rowe Price Institutional Long Duration Credit Fund

 File Nos.: 333-84634/811-21055

 T. Rowe Price New Income Fund, Inc.

  T. Rowe Price New Income Fund–Advisor Class

  T. Rowe Price New Income Fund–R Class

 File Nos.: 002-48848/811-2396

 T. Rowe Price Personal Strategy Funds, Inc.

  T. Rowe Price Personal Strategy Balanced Fund

  T. Rowe Price Personal Strategy Growth Fund

  T. Rowe Price Personal Strategy Income Fund

 File Nos.: 033-53675/811-07173

 T. Rowe Price Prime Reserve Fund, Inc.

 File Nos.: 002-54926/811-2603

 T. Rowe Price Retirement Funds, Inc.

  T. Rowe Price Retirement 2005 Fund

  T. Rowe Price Retirement 2005 Fund–Advisor Class

  T. Rowe Price Retirement 2005 Fund–R Class

  T. Rowe Price Retirement 2010 Fund

  T. Rowe Price Retirement 2010 Fund–Advisor Class

  T. Rowe Price Retirement 2010 Fund–R Class

  T. Rowe Price Retirement 2015 Fund

  T. Rowe Price Retirement 2015 Fund–Advisor Class

  T. Rowe Price Retirement 2015 Fund–R Class

  T. Rowe Price Retirement 2020 Fund

  T. Rowe Price Retirement 2020 Fund–Advisor Class

  T. Rowe Price Retirement 2020 Fund–R Class

  T. Rowe Price Retirement 2025 Fund

  T. Rowe Price Retirement 2025 Fund–Advisor Class

  T. Rowe Price Retirement 2025 Fund–R Class

  T. Rowe Price Retirement 2030 Fund

  T. Rowe Price Retirement 2030 Fund–Advisor Class

  T. Rowe Price Retirement 2030 Fund–R Class

  T. Rowe Price Retirement 2035 Fund

  T. Rowe Price Retirement 2035 Fund–Advisor Class

  T. Rowe Price Retirement 2035 Fund–R Class

  T. Rowe Price Retirement 2040 Fund

  T. Rowe Price Retirement 2040 Fund–Advisor Class

  T. Rowe Price Retirement 2040 Fund–R Class

  T. Rowe Price Retirement 2045 Fund

  T. Rowe Price Retirement 2045 Fund–Advisor Class

  T. Rowe Price Retirement 2045 Fund–R Class

  T. Rowe Price Retirement 2050 Fund

  T. Rowe Price Retirement 2050 Fund–Advisor Class

  T. Rowe Price Retirement 2050 Fund–R Class

  T. Rowe Price Retirement 2055 Fund

  T. Rowe Price Retirement 2055 Fund–Advisor Class

  T. Rowe Price Retirement 2055 Fund–R Class

  T. Rowe Price Retirement 2060 Fund

  T. Rowe Price Retirement 2060 Fund–Advisor Class

  T. Rowe Price Retirement 2060 Fund–R Class

  T. Rowe Price Retirement Income Fund

  T. Rowe Price Retirement Income Fund–Advisor Class

  T. Rowe Price Retirement Income Fund–R Class

  T. Rowe Price Target Retirement 2005 Fund

  T. Rowe Price Target Retirement 2005 Fund–Advisor Class

  T. Rowe Price Target Retirement 2010 Fund

  T. Rowe Price Target Retirement 2010 Fund–Advisor Class

  T. Rowe Price Target Retirement 2015 Fund

  T. Rowe Price Target Retirement 2015 Fund–Advisor Class

  T. Rowe Price Target Retirement 2020 Fund

  T. Rowe Price Target Retirement 2020 Fund–Advisor Class

  T. Rowe Price Target Retirement 2025 Fund

  T. Rowe Price Target Retirement 2025 Fund–Advisor Class

  T. Rowe Price Target Retirement 2030 Fund

  T. Rowe Price Target Retirement 2030 Fund–Advisor Class

  T. Rowe Price Target Retirement 2035 Fund

  T. Rowe Price Target Retirement 2035 Fund–Advisor Class

  T. Rowe Price Target Retirement 2040 Fund

  T. Rowe Price Target Retirement 2040 Fund–Advisor Class

  T. Rowe Price Target Retirement 2045 Fund

  T. Rowe Price Target Retirement 2045 Fund–Advisor Class

  T. Rowe Price Target Retirement 2050 Fund

  T. Rowe Price Target Retirement 2050 Fund–Advisor Class

  T. Rowe Price Target Retirement 2055 Fund

  T. Rowe Price Target Retirement 2055 Fund–Advisor Class

  T. Rowe Price Target Retirement 2060 Fund

  T. Rowe Price Target Retirement 2060 Fund–Advisor Class

 File Nos.: 333-92380/811-21149

 T. Rowe Price Short-Term Bond Fund, Inc.

  T. Rowe Price Short-Term Bond Fund–Advisor Class

  T. Rowe Price Ultra Short-Term Bond Fund

 File Nos.: 002-87568/811-3894

 T. Rowe Price Strategic Income Fund, Inc.

  T. Rowe Price Strategic Income Fund–Advisor Class

 File Nos.: 333-154155/811-22243

 T. Rowe Price U.S. Treasury Funds, Inc.

  U.S. Treasury Intermediate Fund

  U.S. Treasury Long-Term Fund

  U.S. Treasury Money Fund

 File Nos.: 033-30531/811-5860

Dear Ms. O’Neal-Johnson:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on September 26, 2014.

The prospectuses and SAI went effective automatically on October 1, 2014.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman